LONG-TERM BANK DEBT (Schedule of Currency, Linkage Terms, and Interest Rates) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Line of Credit Facility [Line Items]
Long-term bank credit	$ 39	$ 71
Less - current maturities	33	33
Long-term bank credit noncurrent	6	38
Weighted average interest rates at the end of the year	3.59%	4.26%
In Or Linked To NIS [Member]
Line of Credit Facility [Line Items]
Interest rate	3.59%	4.26%
Long-term bank credit	$ 39	$ 71